401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
401(k) Savings Plan

10. 401(k) Savings Plan

The Company sponsors a 401(k) savings plan, covering substantially all employees, providing for employee and employer contributions. Employer contributions are made at the discretion of the Company. There were no contributions charged to expense during 2025 or 2024.